Common Stock Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants and Rights Note Disclosure [Abstract]
Common Stock Warrants
Note 10. Common Stock Warrants
In connection with the issuance of convertible notes, in March 2017 and May 2018, the Company issued to the note holders warrants to purchase 156,102 and 63,300 shares of common stock, respectively, with exercise prices of $0.10 and $0.67 per share, respectively. The common stock warrants expire in March 2027 and May 2028, respectively, and remain outstanding at June 30, 2021 and December 31, 2020. The Company allocated the proceeds between convertible notes and common stock warrants on a relative fair value basis and recorded the amount allocated to the common stock warrants within additional paid-in
capital on the accompanying condensed consolidated balance sheet as the common stock warrants met all criteria for equity classification. As the common stock warrants are equity classified, they do not require subsequent remeasurement after issuance.

Note 9. Common Stock Warrants
In connection with the issuance of convertible notes, in March 2017 and May 2018, the Company issued to the note holders warrants to purchase 156,102 and 63,300 shares of common stock, respectively, with exercise prices of $0.10 and $0.67 per share, respectively. The common stock warrants expire in March 2027 and May 2028, respectively, and remain outstanding at December 31, 2020 and 2019. The Company allocated the proceeds from convertible notes and warrants on a relative fair value basis and recorded the amount allocated to the warrants within additional paid-in
capital on the accompanying consolidated balance sheet as the warrants met all criteria for equity classification. As the warrants are equity classified, they do not require subsequent remeasurement after issuance.